RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 3,484	$ 2,048
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 0	$ 64